ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - Number	Jun. 30, 2019	Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of licensed three-dimensional (3-D) seismic data	14	14